ALPS ETF Trust
1290 Broadway, Suite 1100
Denver, CO 80203

October 29, 2015

Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C. 20549

Re:	ALPS ETF Trust (the “Trust”) (File Nos. 333‑148826; 811‑22175)

Dear Sir or Madam:

On behalf of the Registrant and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, attached for filing are exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information contained in a supplement dated October 16, 2015, to the prospectus dated March 31, 2015, with respect to the U.S. Equity High Volatility Put Write Index Fund, a series of the Trust (the “Fund”). The purpose of this filing is to submit the 497(e) filing dated October 16, 2015 in XBRL for the Fund.

The SEC Staff is requested to address any comments on this filing to my paralegal, Sharon Akselrod, at 720.917.0769.

Sincerely,

/s/ Abigail J. Murray
Abigail J. Murray
Secretary

Enclosure

cc:	Stuart Strauss, Esq.
Dechert LLP